Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Amortized on a straight-line basis	10 years
Revenue	$ 193,339
Net loss	15,000
Government contract	178,339
Interest and penalties	$ 0